Share-based payments reserve (Details 4) - Stock Options 1 [Member]	3 Months Ended
	Nov. 30, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45	[1]
Number of options outstanding	10,380,000
Number of options exercisable	6,400,000
Remaining contractual life	2 years 6 months	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.36
Number of options outstanding	40,000
Number of options exercisable	40,000
Expiry date	Feb. 28, 2026
Remaining contractual life	2 months 12 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	5,500,000
Number of options exercisable	4,400,000
Expiry date	Aug. 17, 2027
Remaining contractual life	1 year 8 months 12 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	2,400,000
Number of options exercisable	1,440,000
Expiry date	Aug. 28, 2028
Remaining contractual life	2 years 8 months 12 days
Range 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.36
Number of options outstanding	2,440,000
Number of options exercisable	520,000
Expiry date	Dec. 24, 2029
Remaining contractual life	4 years 1 month 6 days

[1]	Total represents weighted average.